TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Corporate tax rates:

Israeli companies are generally subject to corporate tax on their taxable income. As of 2016, the corporate tax rate is 25% (in 2014 and 2015, the corporate tax rate was 26.5%). In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018. Capital gains derived by an Israeli company are subject to the prevailing corporate tax rate.

Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States is subject to the following tax rates:

	Year ended December 31,
	2016	2015	2014

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	34%	34%	34%
Germany	16%	16%	-

b.	Tax assessments:

The Company has final tax assessments through the tax year 2012.

c.
Deferred tax assets and liabilities:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets and liabilities mainly derive from the acquisitions of commercial buildings in Switzerland. The deferred taxes are computed at the average tax rate of 24%, based on the corporate income tax in Switzerland, which is the tax rate that will be in effect when the differences are expected to reverse.

	December 31,
	2016	2015
Deferred tax assets:
NOLs	$28,091	$28,417
Lease provision	1,472	1,539
Mortgage loan	199	210

Deferred tax assets	29,762	30,166

Deferred tax liabilities:
Land	(5,181)	(5,327)
Building	(10,065)	(10,504)
Other assets, net	(45)	(96)
Reserves and allowances	(352)	(163)

Deferred tax liabilities	(15,643)	(16,090)

Valuation allowance	(27,739)	(28,254)

Deferred tax liabilities, net	$(13,620)	$(14,178)

d.	Net operating losses carry-forward:

Through December 31, 2016, Optibase Ltd. had net operating losses carry-forward for tax purposes in Israel of approximately $ 63,000 which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2016, Optibase Inc. had U.S. federal net operating loss carry-forward of approximately $ 33,000 that can be carried forward and offset against taxable income for 20 years, no later than 2036. Utilization of U.S. net operating losses may be subject to the substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986, and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. Based upon the weight of available evidence, which includes the Company's historical operating performance and the recorded cumulative net losses in all prior fiscal periods, the Company has provided a full valuation allowance against it Israeli and U.S deferred tax assets.

e.	Reconciliation of the theoretical tax expenses to the actual tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2016	2015	2014

Income before taxes as reported	$4,070	$2,811	$7,133

Theoretical tax benefit computed at the statutory rate (25% and 26.5% for the years 2016, 2015 and 2014, respectively)	1,018	745	$1,890
Income tax at rate other than the Ltd. statutory tax rate	(163)	5	14
Tax adjustments in respect of currency translation	86	42	121
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	591	463	-
Realization of carry forward losses	-	-	(769)
Taxes for previous years	-	45	-
Other non-deductible expenses	95	309	246

Income tax expense	$1,627	$1,609	$1,502

f.	Income before taxes on income consists of the following:

	Year ended December 31,
	2016	2015	2014

Domestic	$1,060	$1,218	$(1,000)
Foreign	3,010	1,593	8,133

	$4,070	$2,811	$7,133

g.	Income tax expenses are comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current	$1,801	$1,648	$1,489
Deferred	(174)	(39)	13

	$1,627	$1,609	$1,502

Domestic	$-	$-	$-
Foreign	1,627	1,609	1,502

	$1,627	$1,609	$1,502

h.
As of December 31, 2016 and 2015 the Company has no liability for unrecognized income tax benefits, and there was no change in its liability for unrecognized income tax benefits during all years presented.